LEASES - Remaining Lease Payments (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Operating leases maturities:
Remainder of 2019	$ 1,136
2020	3,060
2021	2,208
2022	646
2023	144
Thereafter	1
Total lease payments	7,195
Less: interest	(678)
Present value of lease liabilities	6,517
Finance leases maturities:
Remainder of 2019	1
2020	6
2021	6
2022	6
2023	6
Thereafter	1
Total lease payments	26
Less: interest	(1)
Present value of lease liabilities	$ 25